SHARE BASED COMPENSATION - Options outstanding (Details)	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
SHARE BASED COMPENSATION
Options outstanding	643,626	1,827,165	1,638,309
Options exercisable	279,095	1,827,165
Options, exercise price | $ / shares	$ 13.71	$ 1.21	$ 1.44
August 28, 2025
SHARE BASED COMPENSATION
Options outstanding		75,000
Options exercisable		75,000
Options, exercise price | $ / shares		$ 0.8
November 21, 2027
SHARE BASED COMPENSATION
Options outstanding	3,689	245,920
Options exercisable	3,689	245,920
Options, exercise price | $ / shares	$ 0.8	$ 0.8
July 4, 2029
SHARE BASED COMPENSATION
Options outstanding		375,000
Options exercisable		375,000
Options, exercise price | $ / shares		$ 0.92
July 8, 2029
SHARE BASED COMPENSATION
Options outstanding		250,000
Options exercisable		250,000
Options, exercise price | $ / shares		$ 0.92
August 7, 2029
SHARE BASED COMPENSATION
Options outstanding	125,000	862,500
Options exercisable	125,000	862,500
Options, exercise price | $ / shares	$ 1.24	$ 1.24
September 11, 2029
SHARE BASED COMPENSATION
Options outstanding		18,745
Options exercisable		18,745
Options, exercise price | $ / shares		$ 1.16
October 29, 2029
SHARE BASED COMPENSATION
Options outstanding	34,937
Options exercisable	34,937
Options, exercise price | $ / shares	$ 16.16
November 27, 2029
SHARE BASED COMPENSATION
Options outstanding	9,375
Options exercisable	9,375
Options, exercise price | $ / shares	$ 11.12
January 30, 2030
SHARE BASED COMPENSATION
Options outstanding	50,000
Options exercisable	50,000
Options, exercise price | $ / shares	$ 39.28
February 28, 2030
SHARE BASED COMPENSATION
Options outstanding	37,500
Options exercisable	21,875
Options, exercise price | $ / shares	$ 21.68
March 17, 2030
SHARE BASED COMPENSATION
Options outstanding	62,500
Options exercisable	10,417
Options, exercise price | $ / shares	$ 19.04
March 17, 2030
SHARE BASED COMPENSATION
Options outstanding	6,250
Options exercisable	3,125
Options, exercise price | $ / shares	$ 18.8
April 24, 2030
SHARE BASED COMPENSATION
Options outstanding	28,125
Options exercisable	3,906
Options, exercise price | $ / shares	$ 18
April 24, 2030
SHARE BASED COMPENSATION
Options outstanding	25,000
Options exercisable	3,472
Options, exercise price | $ / shares	$ 18
June 3, 2030
SHARE BASED COMPENSATION
Options outstanding	31,250
Options exercisable	2,604
Options, exercise price | $ / shares	$ 22
July 24, 2030
SHARE BASED COMPENSATION
Options outstanding	62,500
Options exercisable	3,472
Options, exercise price | $ / shares	$ 12
July 25, 2030
SHARE BASED COMPENSATION
Options outstanding	130,000
Options exercisable	7,222
Options, exercise price | $ / shares	$ 8.48
August 28, 2030
SHARE BASED COMPENSATION
Options outstanding	37,500
Options, exercise price | $ / shares	$ 11.13